FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Accounts Receivable Past Due or Impaired) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
AR accruals			$ 447.5	$ 184.6
Allowance for credit losses	$ (2.4)	$ (2.5)	(54.7)	(2.4)
Accounts receivable			1,547.5	382.9
Allowance for credit losses, Balance, beginning of year	2.4	2.5
Allowance for credit losses, Foreign exchange translation	0.1	(0.1)
Allowance for credit losses, New allowance	53.1	0.4
Allowance for credit losses, Change in allowance	(0.9)
Allowance for credit losses, Allowance applied to uncollectible customer accounts		(0.4)
Allowance for credit losses, Balance, end of year	54.7	$ 2.4
WGL Holdings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance credit losses acquired	$ 52.9
Less Than 30 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross				189.3
Accounts receivable			989.0
31 to 60 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross				7.9
Accounts receivable			74.1
61 to 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross				1.4
Accounts receivable			12.8
Over 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross				(0.3)
Accounts receivable			24.1
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross			1,574.6	383.0
AR accruals			447.5	184.6
Receivables impaired			54.7	2.4
Trade Accounts Receivable [Member] | Less Than 30 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross				187.0
Accounts receivable			961.5
Trade Accounts Receivable [Member] | 31 to 60 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross				7.9
Accounts receivable			74.1
Trade Accounts Receivable [Member] | 61 to 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross				1.4
Accounts receivable			12.8
Trade Accounts Receivable [Member] | Over 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross				(0.3)
Accounts receivable			24.0
Other Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross			27.6	2.3
Other Accounts Receivable [Member] | Less Than 30 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross				$ 2.3
Accounts receivable			27.5
Other Accounts Receivable [Member] | Over 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable			$ 0.1